Schedule II - Valuation Accounts	12 Months Ended
Dec. 25, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation Accounts

Schedule II — VALUATION ACCOUNTS

(dollars in thousands)

Deducted From
Assets in
Balance Sheet
Allowance for
Doubtful
Accounts
Ending Balance – December 29, 2018	$846
Additions charged to cost and expense	790
Deductions due to:
Others	255
Ending Balance – December 28, 2019	1,891
Additions charged to cost and expense	1,378
Deductions due to:
Others	(874)
Ending Balance – December 26, 2020	2,395
Additions charged to cost and expense	522
Deductions due to:
Others	(26)
Ending Balance – December 25, 2021	$2,891